Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	June 30, 2020	December 31, 2019
	(in thousands)
	£	£
Share capital	1,318	1,299
Share premium	81,465	79,541

	82,783	80,840

	June 30, 2020	December 31, 2019
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	32,939	32,479

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2019	32,479	1,299	79,541
Issue of shares on exercise of options	32	1	14
Issue of shares	428	18	1,910

Balance at June 30, 2020	32,939	1,318	81,465